Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	48,524
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
Total		48,524
Total Financials		48,524
Total Common Stocks (Cost $1,077,470)		48,524

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	238,000	219,458
Total Convertible Bonds (Cost $222,789)			219,458

Corporate Bonds & Notes 90.2%

Aerospace & Defense 3.9%
BAE Systems PLC(d)
04/15/2030	3.400%	3,615,000	4,036,116
Boeing Co. (The)
08/01/2059	3.950%	8,805,000	8,871,838
Bombardier, Inc.(d)
10/15/2022	6.000%	158,000	156,799
12/01/2024	7.500%	337,000	324,692
Moog, Inc.(d)
12/15/2027	4.250%	139,000	144,893
Northrop Grumman Corp.
01/15/2028	3.250%	19,565,000	21,796,354
TransDigm, Inc.(d)
12/15/2025	8.000%	224,000	244,943
03/15/2026	6.250%	3,070,000	3,247,177
01/15/2029	4.625%	111,000	110,275
TransDigm, Inc.
06/15/2026	6.375%	622,000	643,260
03/15/2027	7.500%	149,000	159,375
Subordinated
11/15/2027	5.500%	710,000	728,754
United Technologies Corp.
11/16/2028	4.125%	5,920,000	6,958,994
06/01/2042	4.500%	5,005,000	6,335,926
Total			53,759,396
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	265,000	304,239
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d),(e)
01/20/2026	5.750%	362,739	376,794
Total			681,033
Automotive 0.7%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	28,000	29,288
Clarios Global LP(d)
05/15/2025	6.750%	88,000	93,762
Ford Motor Co.
04/21/2023	8.500%	68,000	76,135
04/22/2025	9.000%	67,000	81,646
04/22/2030	9.625%	20,000	28,355
Ford Motor Credit Co. LLC
03/18/2021	3.336%	618,000	619,286
09/08/2024	3.664%	1,168,000	1,203,084
06/16/2025	5.125%	256,000	278,104
11/13/2025	3.375%	1,251,000	1,271,103
08/17/2027	4.125%	554,000	582,653
11/13/2030	4.000%	464,000	475,073
General Motors Co.
04/01/2048	5.400%	1,595,000	2,019,462
IAA Spinco, Inc.(d)
06/15/2027	5.500%	298,000	312,853
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	852,000	874,093
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	68,000	72,135
05/15/2027	8.500%	503,000	532,471
Real Hero Merger Sub 2, Inc.(d)
02/01/2029	6.250%	180,000	184,700
Tenneco, Inc.(d)
01/15/2029	7.875%	196,000	220,669
Total			8,954,872
Banking 12.1%
Bank of America Corp.(f)
10/24/2031	1.922%	32,250,000	31,999,911
Capital One Financial Corp.
01/31/2028	3.800%	3,370,000	3,836,703
Citigroup, Inc.(f)
06/03/2031	2.572%	10,510,000	10,957,809
Columbia Corporate Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group Inc (The)(f)
01/27/2032	1.992%	14,698,000	14,726,444
HSBC Holdings PLC(f)
08/18/2031	2.357%	2,672,000	2,713,823
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	28,050,000	30,058,602
11/19/2031	1.764%	3,635,000	3,572,110
JPMorgan Chase & Co.(e),(f)
02/04/2032	1.953%	4,595,000	4,594,167
Morgan Stanley(f)
01/22/2031	2.699%	2,825,000	3,002,657
04/28/2032	1.928%	12,873,000	12,836,367
Royal Bank of Canada
01/19/2024	0.425%	13,550,000	13,545,262
Washington Mutual Bank(b),(c),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	8,670,000	9,538,280
Wells Fargo & Co.(f)
10/30/2030	2.879%	5,925,000	6,349,172
02/11/2031	2.572%	17,315,000	18,108,551
Total			165,849,383
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(d)
08/01/2027	10.750%	81,000	90,496
AG Issuer LLC(d)
03/01/2028	6.250%	78,000	81,714
NFP Corp.(d)
05/15/2025	7.000%	59,000	63,558
08/15/2028	6.875%	1,050,000	1,103,541
Total			1,339,309
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(d)
05/15/2026	5.875%	732,000	759,176
01/15/2028	4.000%	455,000	470,800
Beacon Roofing Supply, Inc.(d)
11/01/2025	4.875%	772,000	780,329
11/15/2026	4.500%	497,000	519,057
Core & Main LP(d)
08/15/2025	6.125%	568,000	583,452
CP Atlas Buyer Inc.(d)
12/01/2028	7.000%	245,000	254,468
Interface, Inc.(d)
12/01/2028	5.500%	124,000	131,148
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(d)
01/15/2028	5.000%	572,000	608,502
White Cap Buyer LLC(d)
10/15/2028	6.875%	413,000	429,029
Total			4,535,961
Cable and Satellite 3.4%
Cable One, Inc.(d)
11/15/2030	4.000%	187,000	191,706
CCO Holdings LLC/Capital Corp.(d)
02/15/2026	5.750%	481,000	496,157
05/01/2027	5.125%	324,000	340,620
03/01/2030	4.750%	1,263,000	1,342,540
08/15/2030	4.500%	246,000	259,026
02/01/2031	4.250%	1,353,000	1,387,221
05/01/2032	4.500%	381,000	396,567
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	800,000	966,240
03/01/2050	4.800%	8,290,000	9,438,342
04/01/2061	3.850%	1,960,000	1,884,595
Comcast Corp.
02/15/2031	1.500%	15,605,000	15,161,334
CSC Holdings LLC(d)
05/15/2026	5.500%	802,000	831,999
04/15/2027	5.500%	137,000	144,461
02/01/2029	6.500%	750,000	835,255
01/15/2030	5.750%	664,000	712,816
12/01/2030	4.125%	1,487,000	1,520,011
02/15/2031	3.375%	79,000	77,099
DISH DBS Corp.
11/15/2024	5.875%	255,000	264,210
07/01/2026	7.750%	1,027,000	1,114,548
07/01/2028	7.375%	241,000	250,910
NBCUniversal Media LLC
01/15/2043	4.450%	2,230,000	2,806,966
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	282,000	288,002
09/15/2028	6.500%	405,000	426,098
Sirius XM Radio, Inc.(d)
07/15/2024	4.625%	385,000	398,026
07/15/2026	5.375%	545,000	567,097
07/01/2030	4.125%	461,000	474,926
Virgin Media Finance PLC(d)
07/15/2030	5.000%	556,000	571,756
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	168,000	181,122
08/15/2030	4.500%	261,000	270,346
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	509,000	531,891

2	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Finance BV(d)
01/15/2027	6.000%	501,000	524,493
Ziggo BV(d)
01/15/2027	5.500%	264,000	276,237
01/15/2030	4.875%	1,000,000	1,047,040
Total			45,979,657
Chemicals 0.9%
Alpha 2 BV(d),(h)
06/01/2023	8.750%	222,000	224,159
Angus Chemical Co.(d)
02/15/2023	8.750%	297,000	297,833
Atotech U.S.A., Inc.(d)
02/01/2025	6.250%	353,000	358,304
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	650,000	636,868
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	265,000	277,903
CF Industries, Inc.
03/15/2034	5.150%	85,000	104,492
Dow Chemical Co. (The)
11/15/2042	4.375%	1,260,000	1,504,598
Element Solutions, Inc.(d)
09/01/2028	3.875%	533,000	536,012
HB Fuller Co.
10/15/2028	4.250%	528,000	540,482
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	40,000	44,596
INEOS Group Holdings SA(d)
08/01/2024	5.625%	398,000	404,655
Ingevity Corp.(d)
11/01/2028	3.875%	479,000	479,831
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	351,000	384,345
LYB International Finance III LLC
05/01/2050	4.200%	1,105,000	1,251,414
04/01/2051	3.625%	1,655,000	1,730,600
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	189,000	198,551
PQ Corp.(d)
12/15/2025	5.750%	247,000	253,412
SPCM SA(d)
09/15/2025	4.875%	169,000	174,087
Starfruit Finco BV/US Holdco LLC(d)
10/01/2026	8.000%	1,012,000	1,076,176
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(d)
06/15/2027	4.875%	2,280,000	2,391,689
Total			12,870,007
Construction Machinery 0.3%
Caterpillar, Inc.
04/09/2050	3.250%	1,525,000	1,718,817
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	586,000	583,772
Herc Holdings, Inc.(d)
07/15/2027	5.500%	315,000	332,119
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	135,000	139,056
United Rentals North America, Inc.
09/15/2026	5.875%	261,000	274,887
05/15/2027	5.500%	97,000	103,765
11/15/2027	3.875%	80,000	84,048
02/15/2031	3.875%	181,000	189,156
Total			3,425,620
Consumer Cyclical Services 0.2%
ADT Corp. (The)
07/15/2022	3.500%	241,000	247,209
APX Group, Inc.
12/01/2022	7.875%	354,000	354,724
09/01/2023	7.625%	181,000	187,935
11/01/2024	8.500%	400,000	421,632
Arches Buyer, Inc.(d)
06/01/2028	4.250%	148,000	148,199
12/01/2028	6.125%	89,000	91,578
ASGN, Inc.(d)
05/15/2028	4.625%	186,000	193,087
Frontdoor, Inc.(d)
08/15/2026	6.750%	293,000	312,988
Match Group, Inc.(d)
06/01/2028	4.625%	174,000	181,331
Staples, Inc.(d)
04/15/2026	7.500%	228,000	232,576
04/15/2027	10.750%	56,000	54,274
Uber Technologies, Inc.(d)
05/15/2025	7.500%	565,000	605,262
01/15/2028	6.250%	225,000	241,949
Total			3,272,744
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	400,000	428,833
Energizer Holdings, Inc.(d)
03/31/2029	4.375%	200,000	204,003

Columbia Corporate Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(d)
12/31/2025	6.750%	281,000	295,366
12/15/2027	5.875%	318,000	350,284
Mattel, Inc.
11/01/2041	5.450%	54,000	59,638
Newell Brands, Inc.
06/01/2025	4.875%	92,000	101,314
Prestige Brands, Inc.(d)
03/01/2024	6.375%	149,000	151,992
01/15/2028	5.125%	509,000	541,461
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	61,000	65,520
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	215,755
Valvoline, Inc.(d)
02/15/2030	4.250%	167,000	174,980
06/15/2031	3.625%	186,000	187,104
Total			2,776,250
Diversified Manufacturing 0.8%
3M Co.
08/26/2049	3.250%	1,210,000	1,340,523
BWX Technologies, Inc.(d)
07/15/2026	5.375%	98,000	101,895
06/30/2028	4.125%	231,000	241,843
Carrier Global Corp.
04/05/2040	3.377%	5,765,000	6,126,185
CFX Escrow Corp.(d)
02/15/2024	6.000%	76,000	78,615
02/15/2026	6.375%	365,000	390,993
Gates Global LLC/Co.(d)
01/15/2026	6.250%	459,000	482,215
MTS Systems Corp.(d)
08/15/2027	5.750%	141,000	153,359
Resideo Funding, Inc.(d)
11/01/2026	6.125%	516,000	548,052
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	526,000	550,990
Welbilt, Inc.
02/15/2024	9.500%	103,000	106,102
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	302,000	328,586
06/15/2028	7.250%	235,000	264,019
Total			10,713,377
Electric 15.3%
AEP Texas, Inc.
01/15/2050	3.450%	9,850,000	10,802,131
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Energy Co.(d)
10/15/2050	4.250%	1,135,000	1,416,300
Calpine Corp.(d)
06/01/2026	5.250%	165,000	170,138
02/15/2028	4.500%	357,000	366,804
03/15/2028	5.125%	292,000	302,289
02/01/2029	4.625%	65,000	65,577
02/01/2031	5.000%	81,000	83,265
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,740,190
Clearway Energy Operating LLC
10/15/2025	5.750%	187,000	196,191
09/15/2026	5.000%	121,000	125,538
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	3,158,000	3,397,790
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,850,533
11/15/2025	3.600%	8,564,000	9,529,508
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	1,038,988
04/01/2050	3.950%	1,565,000	1,868,129
DTE Energy Co.
10/01/2026	2.850%	1,361,000	1,487,779
06/15/2029	3.400%	12,327,000	13,854,868
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,708,629
Duke Energy Indiana LLC
04/01/2050	2.750%	475,000	470,015
Emera U.S. Finance LP
06/15/2046	4.750%	4,303,000	5,335,890
Eversource Energy
10/01/2024	2.900%	5,000,000	5,401,361
01/15/2025	3.150%	2,695,000	2,924,898
08/15/2030	1.650%	11,323,000	11,127,827
Exelon Corp.
04/15/2050	4.700%	1,032,000	1,328,532
Georgia Power Co.
07/30/2023	2.100%	11,729,000	12,228,271
03/15/2042	4.300%	14,285,000	17,344,437
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	588,000	652,593
NRG Energy, Inc.
01/15/2027	6.625%	484,000	507,382
01/15/2028	5.750%	7,000	7,617
NRG Energy, Inc.(d)
02/15/2029	3.375%	260,000	266,093
06/15/2029	5.250%	2,776,000	3,064,547
02/15/2031	3.625%	515,000	535,476

4	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC
05/15/2050	3.700%	2,885,000	3,517,564
Pacific Gas and Electric Co.
08/01/2050	3.500%	1,970,000	1,895,642
PacifiCorp
09/15/2030	2.700%	1,920,000	2,084,963
02/15/2050	4.150%	2,565,000	3,217,893
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	115,000	121,597
PG&E Corp.
07/01/2028	5.000%	105,000	112,670
07/01/2030	5.250%	79,000	86,891
Pinnacle West Capital Corp.
06/15/2025	1.300%	8,845,000	8,997,308
PPL Capital Funding, Inc.
04/15/2030	4.125%	2,964,000	3,499,085
Progress Energy, Inc.
04/01/2022	3.150%	13,000,000	13,328,546
San Diego Gas & Electric Co.
04/15/2050	3.320%	2,620,000	2,888,413
Sierra Pacific Power Co.
05/01/2026	2.600%	4,610,000	4,978,881
Southern California Edison Co.
10/01/2043	4.650%	295,000	355,237
04/01/2047	4.000%	1,665,000	1,865,987
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	159,000	165,312
02/15/2027	5.625%	408,000	430,658
07/31/2027	5.000%	252,000	265,228
WEC Energy Group, Inc.
09/15/2023	0.550%	4,735,000	4,756,820
06/15/2025	3.550%	12,292,000	13,654,668
10/15/2027	1.375%	7,695,000	7,784,579
Xcel Energy, Inc.
12/01/2026	3.350%	1,200,000	1,346,462
12/01/2049	3.500%	7,935,000	8,832,320
Total			209,386,310
Environmental 0.5%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	95,000	97,974
08/01/2025	3.750%	290,000	296,647
12/15/2026	5.125%	364,000	386,104
05/01/2027	8.500%	2,586,000	2,858,862
08/01/2028	4.000%	280,000	276,074
09/01/2028	3.500%	462,000	454,546
Waste Management, Inc.
03/15/2031	1.500%	2,075,000	2,009,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	557,000	573,543
Total			6,953,295
Finance Companies 1.6%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	14,975,000	17,521,961
Global Aircraft Leasing Co., Ltd.(d),(h)
09/15/2024	6.500%	220,721	197,854
Navient Corp.
07/26/2021	6.625%	258,000	263,691
01/25/2023	5.500%	508,000	533,222
10/25/2024	5.875%	111,000	117,929
Navient Corp.(e)
03/15/2028	4.875%	224,000	221,873
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	383,000	389,477
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	321,000	321,529
03/01/2031	3.875%	532,000	539,228
Quicken Loans, Inc.(d)
01/15/2028	5.250%	95,000	101,415
SLM Corp.
10/29/2025	4.200%	238,000	252,480
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	639,419
03/15/2025	6.875%	173,000	198,259
06/01/2025	8.875%	102,000	114,033
Total			21,412,370
Food and Beverage 5.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	20,551,000	25,681,148
Bacardi Ltd.(d)
05/15/2048	5.300%	6,475,000	8,722,502
Conagra Brands, Inc.
11/01/2048	5.400%	2,960,000	4,102,763
Cott Holdings, Inc.(d)
04/01/2025	5.500%	240,000	247,237
Diageo Capital PLC
04/29/2030	2.000%	5,770,000	5,911,881
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	690,000	711,315
JBS USA LUX SA/Food Co./Finance, Inc.(d)
01/15/2030	5.500%	230,000	261,121
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	11,022,000	11,741,147

Columbia Corporate Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(d)
05/15/2028	4.875%	83,000	91,900
Mars, Inc.(d)
04/01/2059	4.200%	3,200,000	4,092,838
Molson Coors Brewing Co.
07/15/2021	2.100%	654,000	658,043
07/15/2046	4.200%	670,000	750,123
Mondelez International, Inc.
05/04/2025	1.500%	11,610,000	11,993,669
Performance Food Group, Inc.(d)
05/01/2025	6.875%	200,000	215,030
Pilgrim’s Pride Corp.(d)
03/15/2025	5.750%	317,000	324,015
09/30/2027	5.875%	415,000	441,923
Post Holdings, Inc.(d)
03/01/2027	5.750%	3,234,000	3,395,599
04/15/2030	4.625%	736,000	762,865
Tyson Foods, Inc.
08/23/2021	2.250%	356,000	359,367
US Foods, Inc.(d),(e)
02/15/2029	4.750%	552,000	553,340
Total			81,017,826
Gaming 0.5%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	90,000	99,303
Boyd Gaming Corp.
04/01/2026	6.375%	127,000	131,435
08/15/2026	6.000%	8,000	8,284
12/01/2027	4.750%	215,000	220,487
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	476,000	473,521
CCM Merger, Inc.(d)
05/01/2026	6.375%	130,000	137,847
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	607,000	637,042
07/01/2025	6.250%	429,000	452,230
07/01/2027	8.125%	429,000	470,202
International Game Technology PLC(d)
02/15/2022	6.250%	312,000	318,352
02/15/2025	6.500%	426,000	470,122
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	166,000	176,352
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	122,000	129,810
02/01/2027	5.750%	154,000	172,689
01/15/2028	4.500%	594,000	627,754
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(d)
07/01/2025	8.625%	163,000	176,365
10/15/2025	5.000%	1,058,000	1,089,782
03/15/2026	8.250%	378,000	399,944
05/15/2028	7.000%	40,000	42,524
11/15/2029	7.250%	256,000	275,899
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	176,000	182,299
08/15/2030	4.125%	156,000	162,431
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	92,000	94,761
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	94,000	101,007
Total			7,050,442
Health Care 5.4%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	245,000	245,681
03/01/2024	6.500%	212,000	216,185
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	1,258,000	1,341,440
04/15/2029	5.000%	109,000	114,705
Avantor Funding, Inc.(d)
07/15/2028	4.625%	1,021,000	1,071,745
Becton Dickinson and Co.
11/08/2021	3.125%	14,645,000	14,943,662
06/06/2024	3.363%	12,575,000	13,649,083
05/20/2030	2.823%	855,000	923,190
05/20/2050	3.794%	2,410,000	2,775,565
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	413,000	424,240
Charles River Laboratories International, Inc.(d)
04/01/2026	5.500%	168,000	175,590
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	323,000	340,011
03/15/2026	8.000%	394,000	423,550
03/15/2027	5.625%	134,000	141,034
CHS/Community Health Systems, Inc.(d),(e)
04/15/2029	6.875%	427,000	431,861
02/15/2031	4.750%	319,000	318,504
Cigna Corp.
10/15/2028	4.375%	12,450,000	14,798,626
CVS Health Corp.
03/25/2048	5.050%	10,050,000	13,149,864
Encompass Health Corp.
02/01/2028	4.500%	224,000	234,540
HCA, Inc.
02/01/2029	5.875%	184,000	219,211
09/01/2030	3.500%	399,000	413,169

6	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hill-Rom Holdings, Inc.(d)
02/15/2025	5.000%	212,000	218,021
Hologic, Inc.(d)
02/15/2029	3.250%	188,000	191,047
Ortho-Clinical Diagnostics, Inc./SA(d)
06/01/2025	7.375%	66,000	70,755
02/01/2028	7.250%	69,000	74,238
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	505,000	523,897
Select Medical Corp.(d)
08/15/2026	6.250%	804,000	859,012
Syneos Health, Inc.(d)
01/15/2029	3.625%	152,000	151,846
Teleflex, Inc.
06/01/2026	4.875%	286,000	295,959
Teleflex, Inc.(d)
06/01/2028	4.250%	78,000	81,931
Tenet Healthcare Corp.
06/15/2023	6.750%	109,000	118,032
08/01/2025	7.000%	249,000	257,981
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	202,000	218,341
01/01/2026	4.875%	405,000	422,564
02/01/2027	6.250%	319,000	336,074
11/01/2027	5.125%	2,668,000	2,816,843
06/15/2028	4.625%	90,000	94,186
10/01/2028	6.125%	674,000	704,107
Total			73,786,290
Healthcare Insurance 1.4%
Aetna, Inc.
08/15/2047	3.875%	2,502,000	2,852,742
Centene Corp.(d)
06/01/2026	5.375%	407,000	425,519
Centene Corp.
12/15/2027	4.250%	418,000	442,728
12/15/2029	4.625%	546,000	605,422
02/15/2030	3.375%	3,674,000	3,848,515
10/15/2030	3.000%	2,713,000	2,837,879
UnitedHealth Group, Inc.
08/15/2039	3.500%	4,407,000	5,001,914
05/15/2040	2.750%	3,515,000	3,641,293
Total			19,656,012
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	330,000	375,290
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	171,000	176,137
04/01/2029	4.750%	65,000	67,063
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	193,000	218,549
08/01/2030	5.125%	355,000	389,551
TRI Pointe Group, Inc.
06/15/2028	5.700%	64,000	72,154
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	115,000	125,893
Total			1,424,637
Independent Energy 1.4%
Apache Corp.
11/15/2025	4.625%	142,000	145,122
11/15/2027	4.875%	190,000	195,268
09/01/2040	5.100%	171,000	172,561
02/01/2042	5.250%	748,000	753,174
04/15/2043	4.750%	403,000	386,471
01/15/2044	4.250%	107,000	99,592
Callon Petroleum Co.
07/01/2026	6.375%	822,000	524,652
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,501,609
CNX Resources Corp.(d)
03/14/2027	7.250%	610,000	653,917
01/15/2029	6.000%	118,000	121,936
Comstock Resources, Inc.
08/15/2026	9.750%	89,000	94,792
08/15/2026	9.750%	71,000	75,624
Continental Resources, Inc.(d)
01/15/2031	5.750%	283,000	306,292
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	219,000	217,937
Double Eagle III Midco 1 LLC/Finance Corp.(d)
12/15/2025	7.750%	593,000	620,712
Encana Corp.
08/15/2034	6.500%	19,000	23,201
Endeavor Energy Resources LP/Finance, Inc.(d)
07/15/2025	6.625%	100,000	106,543
01/30/2028	5.750%	662,000	701,720
EQT Corp.
10/01/2027	3.900%	396,000	411,080
01/15/2029	5.000%	252,000	273,793
EQT Corp.(f)
02/01/2030	8.750%	510,000	650,272
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	281,000	285,601
02/01/2031	6.000%	300,000	304,515

Columbia Corporate Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Natural Resources LLC(d),(e)
02/01/2029	5.375%	227,000	224,070
Matador Resources Co.
09/15/2026	5.875%	890,000	850,148
MEG Energy Corp.(d),(e)
02/01/2029	5.875%	172,000	170,752
Newfield Exploration Co.
07/01/2024	5.625%	32,000	34,778
01/01/2026	5.375%	270,000	294,562
Occidental Petroleum Corp.
07/15/2025	8.000%	786,000	890,560
08/15/2029	3.500%	48,000	44,544
09/01/2030	6.625%	1,247,000	1,409,116
01/01/2031	6.125%	531,000	577,523
03/15/2046	6.600%	384,000	413,181
04/15/2046	4.400%	118,000	103,786
08/15/2049	4.400%	235,000	201,250
Ovintiv, Inc.
11/01/2031	7.200%	45,000	56,457
QEP Resources, Inc.
03/01/2026	5.625%	235,000	262,022
SM Energy Co.
06/01/2025	5.625%	85,000	77,198
09/15/2026	6.750%	450,000	406,014
01/15/2027	6.625%	190,000	171,033
WPX Energy, Inc.
06/15/2028	5.875%	138,000	149,442
01/15/2030	4.500%	397,000	422,825
Total			19,385,645
Integrated Energy 0.3%
BP Capital Markets America, Inc.
06/04/2051	2.939%	1,680,000	1,624,950
Cenovus Energy, Inc.
07/15/2025	5.375%	144,000	162,623
04/15/2027	4.250%	10,000	10,987
11/15/2039	6.750%	250,000	324,088
Chevron USA, Inc.
11/15/2043	5.250%	348,000	475,006
Suncor Energy, Inc.
11/15/2047	4.000%	650,000	708,417
Total Capital International SA
06/29/2060	3.386%	975,000	1,045,041
Total			4,351,112
Leisure 0.4%
Boyne USA, Inc.(d)
05/01/2025	7.250%	296,000	309,262
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(d)
03/01/2026	7.625%	216,000	228,467
08/01/2027	9.875%	389,000	445,242
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	211,000	211,114
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	300,000	311,656
10/01/2028	6.500%	472,000	498,256
Cinemark USA, Inc.
06/01/2023	4.875%	509,000	493,414
Cinemark USA, Inc.(d)
05/01/2025	8.750%	121,000	130,732
Live Nation Entertainment, Inc.(d)
05/15/2027	6.500%	258,000	286,679
10/15/2027	4.750%	156,000	157,206
NCL Corp Ltd.(d)
03/15/2026	5.875%	158,000	156,141
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	143,000	154,225
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	172,000	150,944
Silversea Cruise Finance Ltd.(d)
02/01/2025	7.250%	196,000	202,262
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	471,000	467,833
Six Flags Theme Parks, Inc.(d)
07/01/2025	7.000%	207,000	223,150
Viking Cruises Ltd.(d)
09/15/2027	5.875%	362,000	346,606
Viking Cruises Ltd.(d),(e)
02/15/2029	7.000%	118,000	117,463
Viking Ocean Cruises Ship VII Ltd.(d),(e)
02/15/2029	5.625%	101,000	100,866
Total			4,991,518
Life Insurance 8.9%
AIG Global Funding(d)
09/22/2025	0.900%	6,680,000	6,668,478
Five Corners Funding Trust(d)
11/15/2023	4.419%	23,065,000	25,538,461
Guardian Life Global Funding(d)
12/10/2025	0.875%	13,510,000	13,505,294
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/2064	4.875%	2,935,000	3,884,332

8	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(d)
Subordinated
04/01/2077	4.900%	2,892,000	3,825,479
New York Life Global Funding(d)
01/15/2026	0.850%	9,189,000	9,207,069
Northwestern Mutual Global Funding(d)
01/14/2026	0.800%	8,667,000	8,684,457
Northwestern Mutual Life Insurance Co. (The)(d)
Subordinated
09/30/2059	3.625%	5,918,000	6,602,177
Pacific Life Global Funding II(d)
09/23/2023	0.500%	4,635,000	4,652,583
Peachtree Corners Funding Trust(d)
02/15/2025	3.976%	16,462,000	18,231,707
Principal Life Global Funding II(d)
11/21/2024	2.250%	7,165,000	7,608,433
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	4,715,000	6,157,091
05/15/2050	3.300%	5,048,000	5,353,035
Voya Financial, Inc.
06/15/2046	4.800%	1,130,000	1,406,403
Total			121,324,999
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	310,000	326,860
05/01/2028	5.750%	92,000	99,284
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	385,000	399,080
Hilton Domestic Operating Co., Inc.(d),(e)
02/15/2032	3.625%	270,000	266,902
Wyndham Hotels & Resorts, Inc.(d)
08/15/2028	4.375%	211,000	213,397
Total			1,305,523
Media and Entertainment 1.2%
Clear Channel International BV(d)
08/01/2025	6.625%	274,000	288,571
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	353,000	367,163
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	208,000	212,431
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	204,000	164,844
08/15/2027	6.625%	79,000	50,178
Discovery Communications LLC
05/15/2049	5.300%	1,432,000	1,833,601
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fox Corp.
01/25/2049	5.576%	520,000	718,886
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	279,217
05/01/2027	8.375%	476,518	508,608
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	102,000	105,807
01/15/2028	4.750%	936,000	958,620
Lamar Media Corp.
02/15/2028	3.750%	404,000	409,873
01/15/2029	4.875%	131,000	138,863
Netflix, Inc.
11/15/2028	5.875%	914,000	1,146,915
05/15/2029	6.375%	388,000	499,943
Netflix, Inc.(d)
11/15/2029	5.375%	247,000	307,301
06/15/2030	4.875%	725,000	880,875
Nexstar Broadcasting, Inc.(d)
11/01/2028	4.750%	165,000	169,789
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	224,000	239,251
10/01/2030	5.875%	170,000	189,003
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	216,000	214,319
03/15/2030	4.625%	367,000	367,124
Scripps Escrow II, Inc.(d)
01/15/2029	3.875%	81,000	81,039
01/15/2031	5.375%	158,000	159,594
Scripps Escrow, Inc.(d)
07/15/2027	5.875%	164,000	170,864
ViacomCBS, Inc.
01/15/2031	4.950%	1,330,000	1,646,374
Walt Disney Co. (The)
05/13/2060	3.800%	3,230,000	3,816,789
Total			15,925,842
Metals and Mining 0.6%
Alcoa Nederland Holding BV(d)
09/30/2024	6.750%	245,000	254,165
Commercial Metals Co.(e)
02/15/2031	3.875%	64,000	65,532
Constellium NV(d)
03/01/2025	6.625%	613,000	623,957
02/15/2026	5.875%	624,000	641,560
Constellium SE(d)
06/15/2028	5.625%	130,000	139,105

Columbia Corporate Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
09/01/2029	5.250%	386,000	431,026
08/01/2030	4.625%	471,000	523,218
03/15/2043	5.450%	865,000	1,082,564
Hudbay Minerals, Inc.(d)
01/15/2025	7.625%	616,000	641,091
04/01/2029	6.125%	403,000	427,180
Novelis Corp.(d)
09/30/2026	5.875%	2,410,000	2,525,417
01/30/2030	4.750%	836,000	879,971
Total			8,234,786
Midstream 3.5%
Buckeye Partners LP
10/15/2024	4.350%	194,000	198,997
Cheniere Energy Partners LP
10/01/2026	5.625%	419,000	436,110
Cheniere Energy, Inc.(d)
10/15/2028	4.625%	400,000	416,731
DCP Midstream Operating LP
05/15/2029	5.125%	341,000	371,078
04/01/2044	5.600%	230,000	240,258
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	223,139
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	275,628
05/15/2050	5.000%	2,770,000	2,875,278
Enterprise Products Operating LLC
01/31/2060	3.950%	2,710,000	2,909,637
EQM Midstream Partners LP(d)
07/01/2025	6.000%	212,000	221,861
07/01/2027	6.500%	307,000	328,819
01/15/2029	4.500%	333,000	322,210
01/15/2031	4.750%	424,000	409,412
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	111,000	102,376
02/01/2028	7.750%	134,000	124,907
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	393,000	395,343
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	6,908,096
Kinder Morgan, Inc.
02/15/2046	5.050%	1,724,000	2,049,502
MPLX LP
04/15/2048	4.700%	7,605,000	8,560,090
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	182,000	193,869
06/01/2026	6.000%	132,000	140,035
04/28/2027	5.625%	247,000	259,272
10/01/2030	6.375%	198,000	218,011
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	6,975,000	7,089,031
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	227,000	223,133
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	333,470
Tallgrass Energy Partners LP/Finance Corp.(d)
10/01/2025	7.500%	95,000	101,089
01/15/2028	5.500%	228,000	228,435
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	123,000	127,115
01/15/2028	5.000%	357,000	370,115
03/01/2030	5.500%	518,000	551,959
Targa Resources Partners LP/Finance Corp.(d)
02/01/2031	4.875%	242,000	252,576
Targa Resources Partners LP/Finance Corp.(d),(e)
01/15/2032	4.000%	301,000	298,051
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	363,000	365,392
Western Gas Partners LP
08/15/2048	5.500%	2,776,000	2,766,344
Williams Companies, Inc. (The)
09/15/2045	5.100%	6,364,000	7,662,483
Total			48,549,852
Natural Gas 2.0%
NiSource, Inc.
09/01/2029	2.950%	20,660,000	22,443,150
05/15/2047	4.375%	4,625,000	5,632,802
Total			28,075,952
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	149,000	156,225
Archrock Partners LP/Finance Corp.(d)
04/01/2028	6.250%	142,000	145,228
Nabors Industries Ltd.(d)
01/15/2026	7.250%	220,000	177,423
Transocean Guardian Ltd.(d)
01/15/2024	5.875%	91,350	81,530
Transocean Poseidon Ltd.(d)
02/01/2027	6.875%	104,000	95,161

10	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	458,235	419,272
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	138,000	146,287
Total			1,221,126
Other Industry 0.0%
Booz Allen Hamilton, Inc.(d)
09/01/2028	3.875%	162,000	166,737
Hillenbrand, Inc.
06/15/2025	5.750%	62,000	66,783
Total			233,520
Other REIT 0.2%
Hospitality Properties Trust
03/15/2024	4.650%	209,000	207,426
Ladder Capital Finance Holdings LLLP/Corp.(d)
03/15/2022	5.250%	1,084,000	1,089,137
10/01/2025	5.250%	682,000	681,657
02/01/2027	4.250%	346,000	331,865
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	384,000	405,488
Service Properties Trust
10/01/2024	4.350%	98,000	96,246
12/15/2027	5.500%	129,000	137,511
Total			2,949,330
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
02/15/2025	6.000%	517,000	532,485
08/15/2026	4.125%	594,000	613,744
08/15/2027	5.250%	317,000	324,269
08/15/2027	5.250%	147,000	152,100
Berry Global, Inc.
07/15/2023	5.125%	212,000	216,364
BWAY Holding Co.(d)
04/15/2024	5.500%	198,000	200,466
Flex Acquisition Co., Inc.(d)
07/15/2026	7.875%	299,000	310,577
Novolex(d)
01/15/2025	6.875%	27,000	27,422
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	178,000	187,598
08/15/2027	8.500%	399,000	434,090
Total			2,999,115
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.8%
AbbVie, Inc.
11/06/2042	4.400%	4,415,000	5,415,311
11/21/2049	4.250%	8,793,000	10,670,855
Amgen, Inc.
02/21/2040	3.150%	2,900,000	3,075,967
02/21/2050	3.375%	3,989,000	4,293,201
Bausch Health Companies, Inc.(d)
03/15/2024	7.000%	250,000	255,603
04/15/2025	6.125%	438,000	448,785
11/01/2025	5.500%	273,000	281,039
04/01/2026	9.250%	269,000	298,660
01/31/2027	8.500%	253,000	279,775
01/15/2028	7.000%	514,000	555,178
02/15/2029	5.000%	156,000	159,740
02/15/2029	6.250%	492,000	527,901
02/15/2031	5.250%	649,000	668,141
Bristol-Myers Squibb Co.
11/13/2040	2.350%	3,085,000	3,056,868
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	92,000	96,926
Endo Dac/Finance LLC/Finco, Inc.(d)
07/31/2027	9.500%	254,000	290,105
06/30/2028	6.000%	260,000	217,615
Gilead Sciences, Inc.
10/01/2040	2.600%	3,100,000	3,043,029
10/01/2050	2.800%	2,915,000	2,824,671
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	107,000	112,119
06/15/2028	5.000%	99,000	104,784
Mylan NV
06/15/2046	5.250%	585,000	757,150
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	512,000	550,559
Total			37,983,982
Property & Casualty 0.6%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	614,000	620,075
10/15/2027	6.750%	585,000	618,332
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,422,949
AssuredPartners, Inc.(d)
01/15/2029	5.625%	391,000	398,839
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%	830,000	853,011
HUB International Ltd.(d)
05/01/2026	7.000%	424,000	439,545

Columbia Corporate Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGIC Investment Corp.
08/15/2028	5.250%	46,000	49,186
Radian Group, Inc.
03/15/2025	6.625%	23,000	25,959
03/15/2027	4.875%	136,000	146,880
USI, Inc.(d)
05/01/2025	6.875%	120,000	122,335
Total			7,697,111
Railroads 0.7%
CSX Corp.
11/01/2046	3.800%	3,115,000	3,618,214
Union Pacific Corp.
08/15/2059	3.950%	1,856,000	2,221,654
03/20/2060	3.839%	2,660,000	3,137,296
02/05/2070	3.750%	690,000	800,058
Total			9,777,222
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(d)
10/15/2030	4.000%	294,000	291,833
IRB Holding Corp.(d)
06/15/2025	7.000%	1,185,000	1,286,145
02/15/2026	6.750%	624,000	642,738
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)
06/01/2026	5.250%	400,000	415,075
Yum! Brands, Inc.
03/15/2031	3.625%	234,000	228,648
Total			2,864,439
Retailers 0.9%
Burlington Coat Factory Warehouse Corp.(d)
04/15/2025	6.250%	34,000	36,364
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	95,000	97,018
L Brands, Inc.(d)
07/01/2025	6.875%	183,000	199,419
07/01/2025	9.375%	64,000	79,036
10/01/2030	6.625%	293,000	328,041
L Brands, Inc.
06/15/2029	7.500%	113,000	127,847
11/01/2035	6.875%	227,000	263,218
Lowe’s Companies, Inc.
04/15/2025	4.000%	4,275,000	4,823,382
05/03/2047	4.050%	3,170,000	3,779,146
10/15/2050	3.000%	1,500,000	1,530,080
Michaels Stores, Inc.(d)
07/15/2027	8.000%	77,000	82,490
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
09/01/2025	3.500%	84,000	85,873
PetSmart, Inc.(d)
03/15/2023	7.125%	343,000	344,068
06/01/2025	5.875%	77,000	79,185
PetSmart, Inc./Finance Corp.(d),(e)
02/15/2028	4.750%	203,000	203,000
02/15/2029	7.750%	118,000	118,000
Total			12,176,167
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	26,000	26,864
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	147,000	162,332
02/15/2028	5.875%	378,000	405,809
03/15/2029	3.500%	1,008,000	995,203
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	223,000	224,643
01/15/2027	4.625%	339,000	355,326
02/15/2030	4.875%	124,000	132,456
Kroger Co. (The)
01/15/2048	4.650%	1,883,000	2,394,947
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	103,000	109,745
Total			4,807,325
Technology 4.5%
Apple, Inc.
02/09/2045	3.450%	25,000	28,782
09/11/2049	2.950%	3,465,000	3,683,146
Ascend Learning LLC(d)
08/01/2025	6.875%	280,000	288,759
08/01/2025	6.875%	205,000	211,008
Banff Merger Sub, Inc.(d)
09/01/2026	9.750%	56,000	59,277
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	277,000	280,341
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	82,000	88,690
03/01/2026	9.125%	50,000	53,268
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	1,830,000	1,995,098
Broadcom, Inc.
11/15/2030	4.150%	8,120,000	9,194,589
Camelot Finance SA(d)
11/01/2026	4.500%	257,000	267,428
CommScope Technologies LLC(d)
06/15/2025	6.000%	228,000	232,826

12	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(d)
07/01/2028	4.500%	2,755,000	2,906,975
10/01/2030	3.750%	326,000	334,948
Intel Corp.
05/11/2047	4.100%	4,105,000	5,024,910
International Business Machines Corp.
05/15/2050	2.950%	3,345,000	3,381,778
Iron Mountain, Inc.(d)
07/15/2028	5.000%	188,000	197,605
07/15/2030	5.250%	827,000	871,057
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	1,602,000	1,675,705
Microchip Technology, Inc.(d)
02/15/2024	0.972%	8,629,000	8,635,199
09/01/2025	4.250%	213,000	222,383
NCR Corp.(d)
04/15/2025	8.125%	274,000	300,005
09/01/2027	5.750%	274,000	287,496
10/01/2028	5.000%	485,000	498,465
09/01/2029	6.125%	215,000	231,918
10/01/2030	5.250%	194,000	202,773
NXP BV/Funding LLC/USA, Inc.(d)
05/01/2030	3.400%	1,375,000	1,535,486
Oracle Corp.
04/01/2050	3.600%	9,000,000	10,045,202
Plantronics, Inc.(d)
05/31/2023	5.500%	1,050,000	1,052,086
QUALCOMM, Inc.
05/20/2032	1.650%	2,355,000	2,321,166
QualityTech LP/QTS Finance Corp.(d)
10/01/2028	3.875%	2,601,000	2,653,540
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	101,000	119,839
09/01/2025	7.375%	50,000	53,850
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	1,056,000	1,098,245
Solera LLC/Finance, Inc.(d)
03/01/2024	10.500%	68,000	69,862
Switch Ltd.(d)
09/15/2028	3.750%	110,000	112,497
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	175,000	186,692
06/01/2025	6.750%	243,000	249,907
Verscend Escrow Corp.(d)
08/15/2026	9.750%	505,000	544,574
ZoomInfo Technologies LLC/Finance Corp.(d),(e)
02/01/2029	3.875%	543,000	548,470
Total			61,745,845
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,556,501
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(d)
03/15/2025	5.250%	168,000	169,142
FedEx Corp.
04/01/2046	4.550%	1,880,000	2,273,607
Total			2,442,749
Wireless 2.4%
Altice France Holding SA(d)
05/15/2027	10.500%	329,000	369,037
02/15/2028	6.000%	343,000	345,900
Altice France SA(d)
05/01/2026	7.375%	653,000	684,267
02/01/2027	8.125%	372,000	410,173
01/15/2028	5.500%	2,274,000	2,370,706
American Tower Corp.
07/15/2027	3.550%	4,395,000	4,935,459
08/15/2029	3.800%	5,130,000	5,829,121
Crown Castle International Corp.
01/15/2031	2.250%	2,025,000	2,057,423
SBA Communications Corp.
09/01/2024	4.875%	470,000	482,471
02/15/2027	3.875%	277,000	289,197
SBA Communications Corp.(d)
02/01/2029	3.125%	754,000	753,233
Sprint Capital Corp.
03/15/2032	8.750%	125,000	190,912
Sprint Corp.
06/15/2024	7.125%	316,000	368,391
03/01/2026	7.625%	552,000	680,188
T-Mobile USA, Inc.
02/15/2026	2.250%	147,000	148,557
02/01/2028	4.750%	324,000	345,970
02/15/2029	2.625%	602,000	604,045
02/15/2031	2.875%	334,000	336,662
T-Mobile USA, Inc.(d)
04/15/2030	3.875%	9,700,000	10,961,529
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,059,000	1,056,379
Total			33,219,620
Wirelines 4.9%
AT&T, Inc.(d)
09/15/2055	3.550%	15,749,000	15,031,034
12/01/2057	3.800%	6,172,000	6,165,916

Columbia Corporate Income Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cablevision Lightpath LLC(d)
09/15/2027	3.875%	752,000	755,726
CenturyLink, Inc.
03/15/2022	5.800%	370,000	386,550
12/01/2023	6.750%	775,000	859,811
04/01/2025	5.625%	155,000	168,932
CenturyLink, Inc.(d)
12/15/2026	5.125%	194,000	206,093
02/15/2027	4.000%	205,000	211,992
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	1,191,000	1,193,999
03/01/2028	6.125%	413,000	429,838
Telecom Italia Capital SA
09/30/2034	6.000%	112,000	134,199
Telefonica Emisiones SAU
03/06/2048	4.895%	4,605,000	5,608,683
Verizon Communications, Inc.
09/21/2028	4.329%	21,725,000	25,814,045
01/20/2031	1.750%	8,320,000	8,175,860
11/20/2040	2.650%	1,500,000	1,460,035
Total			66,602,713
Total Corporate Bonds & Notes (Cost $1,170,537,588)			1,235,266,785

Foreign Government Obligations(i) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	251,000	259,178
Total Foreign Government Obligations (Cost $255,444)			259,178

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2026	3.630%	244,267	244,318
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.880%	78,084	77,303
Total			321,621
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
BellRing Brands LLC(j),(k)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	170,865	172,232
Froneri International Ltd.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.871%	44,000	44,550
Total			216,782
Technology 0.1%
Epicore Software Corp.(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	101,000	105,116
Informatica LLC(j)
2nd Lien Term Loan
02/25/2025	7.125%	132,000	134,970
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.480%	189,316	190,145
Total			430,231
Total Senior Loans (Cost $951,896)			968,634

U.S. Treasury Obligations 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2022	0.125%	5,640,000	5,641,762
11/30/2022	0.125%	13,600,000	13,603,188
06/30/2025	0.250%	3,450,000	3,434,098
11/30/2025	0.375%	13,600,000	13,576,625
12/31/2025	0.375%	11,000,000	10,974,219
06/30/2027	0.500%	8,300,000	8,210,516
12/31/2027	0.625%	4,000,000	3,965,000
02/15/2050	2.000%	4,485,000	4,662,998
Total U.S. Treasury Obligations (Cost $64,769,863)			64,068,406

14	Columbia Corporate Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(l),(m)	64,968,869	64,962,372
Total Money Market Funds (Cost $64,962,195)		64,962,372
Total Investments in Securities (Cost: $1,302,777,245)		1,365,793,357
Other Assets & Liabilities, Net		4,552,628
Net Assets		1,370,345,985
At January 31, 2021, securities and/or cash totaling $2,331,426 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	419	03/2021	USD	70,693,156	—	(2,451,078)
U.S. Treasury 2-Year Note	372	03/2021	USD	82,203,281	68,740	—
U.S. Treasury 5-Year Note	267	03/2021	USD	33,608,625	147	—
U.S. Treasury 5-Year Note	165	03/2021	USD	20,769,375	—	(8,048)
Total					68,887	(2,459,126)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(74)	03/2021	USD	(10,140,313)	—	(2,982)
U.S. Ultra Bond 10-Year Note	(591)	03/2021	USD	(90,912,422)	1,553,128	—
U.S. Ultra Treasury Bond	(300)	03/2021	USD	(61,415,625)	3,896,718	—
Total					5,449,846	(2,982)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2021, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $333,448,648, which represents 24.33% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2021.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2021, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at January 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of January 31, 2021.
Columbia Corporate Income Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	104,909,140	460,557,509	(500,457,282)	(46,995)	64,962,372	21,820	121,369	64,968,869
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Corporate Income Fund | Quarterly Report 2021

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